Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2020
Risks And Uncertainties [Abstract]
Schedules of Customers and Vendor with Greater than 10% of Accounts Receivables and Accounts Payable

The following table summarized customers with greater than 10% of the accounts receivables:

	As of December 31,
	2019	2020
Customer A	24%	20%
Customer B	23%	34%
Customer C	Less than 10%	20%

The following table summarized vendors with greater than 10% of the accounts payable:

As of December 31,
2020
Vendor A	28%
Vendor B	14%